Item 1. Report to Shareholders

T. Rowe Price Blue Chip Growth Fund
--------------------------------------------------------------------------------
Certified Financials

T. Rowe Price Blue Chip Growth Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------
Blue Chip Growth shares
                      6 Months      Year
                         Ended     Ended
                       6/30/03  12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
--------------------------------------------------------------------------------
NET ASSET VALUE
Beginning of period     $21.95   $28.97    $33.85    $36.34    $30.60    $24.17

Investment activities
  Net investment
  income (loss)              -         -    (0.02)    (0.03)     0.03      0.11

  Net realized
  and unrealized
  gain (loss)             3.08    (7.02)    (4.86)    (0.84)     6.07      6.82

  Total from
  investment
  activities              3.08    (7.02)    (4.88)    (0.87)     6.10      6.93

Distributions
  Net investment income      -         -         -         -    (0.03)    (0.11)

  Net realized gain          -         -         -    (1.62)    (0.33)    (0.39)

  Total distributions        -         -         -    (1.62)    (0.36)    (0.50)

NET ASSET VALUE
End of period           $25.03   $21.95    $28.97    $33.85    $36.34    $30.60
                        ------   ------    ------    ------    ------    ------

Ratios/Supplemental Data
Total return^           14.03%  (24.23)%  (14.42)%   (2.53)%    20.00%    28.84%

Ratio of total
expenses to
average net
assets                  0.99%+     0.96%     0.96%     0.91%     0.91%     0.91%

Ratio of net
investment
income (loss)
to average
net assets              0.01%+     0.00%   (0.06)%   (0.09)%     0.10%     0.43%

Portfolio
turnover rate           34.5%+    46.2%    48.3%     50.9%      41.3%     34.5%

Net assets,
end of period
(in millions)          $ 5,384   $ 4,482   $ 6,242   $ 7,113   $ 6,709   $ 4,330

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

+    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Blue Chip Growth Fund
--------------------------------------------------------------------------------
Certified  Financials (Unaudited)

FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------
Blue Chip Growth-Advisor shares

                                 6 Months         Year                   3/31/00
                                    Ended        Ended                   Through
                                  6/30/03     12/31/02     12/31/01     12/31/00
--------------------------------------------------------------------------------
NET ASSET VALUE
Beginning of period $     21.97     $     29.02     $     33.91     $    38.63

Investment activities
  Net investment
  income (loss)            --              --             (0.01)          0.02++

  Net realized and
  unrealized gain
  (loss)                   3.08           (7.04)          (4.88)         (3.12)

  Total from
  investment
  activities               3.08           (7.04)          (4.89)         (3.10)

Distributions

  Net realized gain        --              --              --            (1.62)

  Tax return of capital    --             (0.01)           --              --

  Total distributions      --             (0.01)           --            (1.62)

NET ASSET VALUE
End of period       $     25.05     $     21.97     $     29.02    $     33.91
                    -----------     -----------     -----------    -----------

Ratios/Supplemental
Data Total return^        14.02%         (24.26)%        (14.42)%        (8.15)%

Ratio of total
expenses to
average net assets         0.98%+          0.99%           0.99%          0.69%+

Ratio of net
investment
income (loss)
to average
net assets                 0.03%+         (0.01)%         (0.04)%         0.25%+

Portfolio turnover
rate                       34.5%+          46.2%           48.3%          50.9%

Net assets,
end of period
(in thousands)      $   598,006     $   538,571     $   469,089    $     2,831

++ The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. The per-share amounts for the investment activities of the Advisor Class may be inconsistent with the aggregate amounts presented elsewhere in the financial statements for the fund, due to the partial year of operations for the Advisor Class and the timing of sales and redemptions of shares in relation to fluctuating market values for the investment portfolio.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

+    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Blue Chip Growth Fund
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Certified Financials   (Unaudited)

FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------
Blue Chip Growth-R Class shares

                                                 6 Months                9/30/02
                                                    Ended                Through
                                                  6/30/03               12/31/02
--------------------------------------------------------------------------------
NET ASSET VALUE
Beginning of period                       $        21.93      $        20.37

Investment activities

  Net investment income (loss)                     (0.01)*++           (0.02)*

  Net realized and unrealized gain (loss)           3.04                1.58++

  Total from investment activities                  3.03                1.56

NET ASSET VALUE
End of period                             $        24.96      $        21.93
                                         ---------------      ---------------

  Ratios/Supplemental Data
  Total return^                                    13.82%*              7.66%*

  Ratio of total expenses to
  average net assets                                1.35%+*             1.35%+*

Ratio of net investment income
(loss) to average net assets                       (0.32%)+*           (0.28%)+*

Portfolio turnover rate                             34.5%+              46.2%

Net assets, end of period
(in thousands)                           $           432        $        108

* Excludes expenses in excess of a 1.35% contractual expense limitation in effect through 4/30/04.

++ The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
+    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Blue Chip Growth Fund
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Certified Financials (Unaudited)                                   June 30, 2003

STATEMENT OF NET ASSETS                                     Shares         Value
--------------------------------------------------------------------------------
                                                                    In thousands

COMMON STOCKS  100.0%

CONSUMER DISCRETIONARY  15.4%

AUTOMOBILES  0.4%

Harley-Davidson                                          680,000        $ 27,105

                                                                          27,105

HOTELS, RESTAURANTS & LEISURE  1.5%

Carnival                                               1,240,000          40,312

International Game Technology *                          220,000          22,512

MGM Mirage *                                             100,000           3,418

Starbucks *                                              880,000          21,578

                                                                          87,820

MEDIA  9.3%

AOL Time Warner *                                      3,300,000          53,097

Clear Channel Communications *                         2,350,000          99,617

Comcast, Class A, Special *                            2,200,000          63,426

Disney                                                 1,000,000          19,750

Echostar Communications, Class A *                     1,600,000          55,392

Liberty Media, Class A *                               3,250,000          37,570

Omnicom                                                  500,000          35,850

Scripps, Class A                                         340,000          30,165

Univision Communications, Class A *                    1,360,000          41,344

Viacom, Class B *                                      2,725,000         118,973

                                                                         555,184

MULTILINE RETAIL  1.9%

Kohl's *                                                 830,000          42,645

Target                                                 1,940,000          73,410

                                                                         116,055

SPECIALTY RETAIL  2.3%

Best Buy *                                               770,000          33,818

Home Depot                                             3,000,000          99,360

Weight Watchers *                                        100,000           4,549

                                                                         137,727


Total Consumer Discretionary                                             923,891

CONSUMER STAPLES  5.9%

BEVERAGES  2.0%

Coca-Cola                                              1,500,000        $ 69,615

PepsiCo                                                1,180,000          52,510

                                                                         122,125

FOOD & STAPLES RETAILING  1.7%

Sysco                                                    830,000          24,933

Wal-Mart                                               1,475,000          79,163

Walgreen                                                  10,000             301

                                                                         104,397

FOOD PRODUCTS  0.3%

Campbell Soup                                            100,000           2,450

General Mills                                            370,000          17,542

                                                                          19,992

HOUSEHOLD PRODUCTS  0.8%

Colgate-Palmolive                                        470,000          27,236

Procter & Gamble                                         220,000          19,620

                                                                          46,856

PERSONAL PRODUCTS  0.6%

Estee Lauder, Class A                                    500,000          16,765

Gillette                                                 500,000          15,930

                                                                          32,695

TOBACCO  0.5%

Altria Group                                             640,000          29,082

                                                                          29,082


Total Consumer Staples                                                   355,147

ENERGY  3.9%

ENERGY EQUIPMENT & SERVICES  3.3%

Baker Hughes                                           1,700,000          57,069

BJ Services *                                            950,000          35,492

Schlumberger                                           1,400,000          66,598

Smith International *                                    950,000          34,903

                                                                         194,062

OIL & GAS  0.6%

Exxon Mobil                                            1,000,000          35,910

                                                                          35,910


Total Energy                                                             229,972

FINANCIALS  24.0%

CAPITAL MARKETS  7.4%

Bank of New York                                       1,150,000      $   33,062

Charles Schwab                                         2,320,000          23,409

Franklin Resources                                       340,000          13,284

Goldman Sachs Group                                      668,000          55,945

Legg Mason                                               385,000          25,006

Mellon Financial                                       2,350,000          65,212

Merrill Lynch                                          1,475,000          68,853

Morgan Stanley                                         1,120,000          47,880

Northern Trust                                         1,030,000          43,044

State Street                                           1,630,000          64,222

                                                                         439,917

COMMERCIAL BANKS  3.7%

Bank of America                                        1,300,000         102,739

U.S. Bancorp                                           2,375,000          58,188

Wells Fargo                                            1,240,000          62,496

                                                                         223,423

CONSUMER FINANCE  1.2%

American Express                                         550,000          22,995

SLM Corporation                                        1,176,000          46,064

                                                                          69,059

DIVERSIFIED FINANCIAL SERVICES  4.2%

Citigroup                                              5,900,000         252,520

                                                                         252,520

INSURANCE  5.6%

AMBAC                                                    550,000          36,437

American International Group                           2,000,000         110,360

Hartford Financial Services Group                        860,000          43,310

Marsh & McLennan                                       1,600,000          81,712

Progressive Corporation                                  280,000          20,468

Travelers Property Casualty, Class A                   2,660,000          42,294

                                                                         334,581

THRIFTS & MORTGAGE FINANCE  1.9%

Fannie Mae                                             1,085,000          73,173

Freddie Mac                                              860,000          43,662

                                                                         116,835


Total Financials                                                       1,436,335

HEALTH CARE  18.9%

BIOTECHNOLOGY  2.0%

Amgen *                                                1,330,000         $88,365

MedImmune *                                              910,000          33,097

                                                                         121,462

HEALTH CARE EQUIPMENT & SUPPLIES  1.6%

Biomet                                                    10,000             287

Boston Scientific *                                      700,000          42,770

Medtronic                                                680,000          32,619

St. Jude Medical *                                       130,000           7,475

Stryker                                                  170,000          11,793

                                                                          94,944

HEALTH CARE PROVIDERS & SERVICES  5.3%

AmerisourceBergen                                        160,000          11,096

Cardinal Health                                          575,000          36,973

HCA                                                      100,000           3,204

UnitedHealth Group                                     3,850,000         193,462

Wellpoint Health Networks *                              820,000          69,126

                                                                         313,861

PHARMACEUTICALS  10.0%

Abbott Laboratories                                    1,475,000          64,546

Allergan                                                  70,000           5,397

Biovail *                                              1,060,000          49,884

Eli Lilly                                                400,000          27,588

Forest Labs *                                            770,000          42,157

Johnson & Johnson                                      1,670,000          86,339

Pfizer                                                 7,700,000         262,955

Wyeth                                                  1,360,000          61,948

                                                                         600,814


Total Health Care                                                      1,131,081

INDUSTRIALS & BUSINESS SERVICES  7.4%

Aerospace & Defense  0.2%

General Dynamics                                         170,000          12,325

                                                                          12,325

Air Freight & Logistics  0.5%

UPS, Class B                                             470,000          29,939

                                                                          29,939

COMMERCIAL SERVICES & SUPPLIES  1.7%

Apollo Group, Class A *                                1,180,000        $ 72,877

Cendant *                                              1,450,000          26,564

                                                                          99,441

INDUSTRIAL CONGLOMERATES  3.4%

3M                                                        25,000           3,224

GE                                                     3,850,000         110,418

Tyco International                                     4,850,000          92,053

                                                                         205,695

MACHINERY  1.6%

Danaher                                                1,400,000          95,270

                                                                          95,270


Total Industrials & Business Services                                    442,670

INFORMATION TECHNOLOGY  20.1%

COMMUNICATIONS EQUIPMENT  2.6%

Cisco Systems *                                        6,920,000         115,495

Nokia ADR                                              1,450,000          23,823

QUALCOMM                                                 430,000          15,373

                                                                         154,691

COMPUTER & PERIPHERALS  1.7%

Dell Computer *                                        2,320,000          74,147

IBM                                                      100,000           8,250

Lexmark International, Class A *                         275,000          19,462

                                                                         101,859

INTERNET SOFTWARE & SERVICES  2.1%

InterActiveCorp *                                      1,900,000          75,183

Yahoo! *                                               1,540,000          50,450

                                                                         125,633

IT SERVICES  5.1%

Accenture, Class A *                                   1,300,000          23,517

Affiliated Computer Services, Class A *                1,300,000          59,449

Automatic Data Processing                                 10,000             339

First Data                                             3,700,000         153,328

Fiserv *                                                 920,000          32,761

Paychex                                                  610,000          17,879

SunGard Data Systems *                                   590,000          15,287

                                                                         302,560

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT  4.1%

Analog Devices *                                       1,700,000      $   59,194

Applied Materials *                                    2,250,000          35,685

Intel                                                  1,200,000          24,941

KLA-Tencor *                                             430,000          19,991

Maxim Integrated Products                              1,900,000          64,961

QLogic *                                                 460,000          22,232

Texas Instruments                                        860,000          15,136

Xilinx *                                                 160,000           4,049

                                                                         246,189

SOFTWARE  4.5%

Adobe Systems                                            500,000          16,035

Intuit *                                                 610,000          27,163

Microsoft                                              7,550,000         193,356

Symantec *                                               550,000          24,123

VERITAS Software *                                       300,000           8,601

                                                                         269,278


Total Information Technology                                           1,200,210

TELECOMMUNICATION SERVICES  2.9%

WIRELESS TELECOMMUNICATION SERVICES  2.9%

Nextel Communications, Class A *                       3,400,000          61,472

Vodafone ADR                                           5,680,000         111,612

Total Telecommunication Services                                         173,084

Total Miscellaneous Common Stocks 1.5%                                    89,148

Total Common Stocks (Cost  $5,202,738)                                 5,981,538

SHORT-TERM INVESTMENTS  0.3%

MONEY MARKET FUND  0.3%

T. Rowe Price Reserve Investment Fund, 1.16% #        21,074,684          21,075

Total Short-Term Investments (Cost  $21,075)                              21,075

                                                                           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Total Investments in Securities

100.3% of Net Assets (Cost $5,223,813)                              $ 6,002,613

Other Assets Less Liabilities                                           (20,242)

NET ASSETS                                                          $ 5,982,371
                                                                    -----------
Net Assets Consist of:

Undistributed net investment income (loss)                          $       339

Undistributed net realized gain (loss)                               (1,197,061)

Net unrealized gain (loss)                                              778,800

Paid-in-capital applicable to 239,018,376 shares
of $0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                       6,400,293

NET ASSETS                                                          $ 5,982,371
                                                                    -----------

NET ASSET VALUE PER SHARE

Blue Chip Growth shares
($5,383,932,790/215,132,422 shares outstanding)                     $     25.03
                                                                    -----------
Blue Chip Growth-Advisor Class shares
($598,006,302/23,868,646 shares outstanding)                        $     25.05
                                                                    -----------
Blue Chip Growth-R Class shares
($432,022/17,308 shares outstanding)                                $     24.96
                                                                    -----------
#    Seven-day yield
*    Non-income producing
ADR  American Depository Receipts

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Blue Chip Growth Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands
                                                                        6 Months
                                                                           Ended
                                                                         6/30/03

Investment Income (Loss)

Income

  Dividend                                                            $  26,337

  Income distributions from mutual funds                                    119

  Securities lending                                                         31

  Total income                                                           26,487

Expenses

  Investment management                                                  16,536

  Shareholder servicing

    Blue Chip Growth shares                                               8,368

    Blue Chip Growth-Advisor Class shares                                   289

  Distribution

    Blue Chip Growth-Advisor Class shares                                   732

    Blue Chip Growth-R Class shares                                           1

  Prospectus and shareholder reports

    Blue Chip Growth shares                                                 270

  Custody and accounting                                                    137

  Registration                                                               51

  Directors                                                                  18

  Legal and audit                                                            17

  Miscellaneous                                                               4

  Total expenses                                                         26,423

  Expenses paid indirectly                                                 (275)

  Net expenses                                                           26,148

Net investment income (loss)                                                339

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                           (216,184)

  Foreign currency transactions                                            (231)

  Net realized gain (loss)                                             (216,415)

Change in net unrealized gain (loss) on securities                      948,242

Net realized and unrealized gain (loss)                                 731,827

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                $ 732,166
                                                                      ---------

The accompanying notes are an integral part of these financial statements

T. Rowe Price Blue Chip Growth Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands
                                                        6 Months           Year
                                                           Ended          Ended
                                                         6/30/03       12/31/02
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                       $      339     $      (111)

  Net realized gain (loss)                             (216,415)       (475,496)

  Change in net unrealized gain (loss)                  948,242      (1,152,131)

  Increase (decrease) in net
  assets from operations                                732,166      (1,627,738)

Distributions to shareholders

  Tax return of capital

    Blue Chip Growth-Advisor Class shares                     -            (245)

Capital share transactions *

  Shares sold

    Blue Chip Growth shares                             644,243       1,093,942

    Blue Chip Growth-Advisor Class shares                98,111         251,622

    Blue Chip Growth-R Class shares                         308             100

  Distributions reinvested

    Blue Chip Growth-Advisor Class shares                     -             244

  Shares redeemed

    Blue Chip Growth shares                            (393,843)     (1,355,267)

    Blue Chip Growth-Advisor Class shares              (118,963)        (53,645)

    Blue Chip Growth-R Class shares                         (28)              -

  Increase (decrease) in net assets from
  capital share transactions                            229,828         (63,004)

Net Assets

Increase (decrease) during period                       961,994      (1,690,987)

Beginning of period                                   5,020,377       6,711,364

End of period                                        $5,982,371      $5,020,377
                                                     ----------      ----------

                                                        6 Months            Year
                                                           Ended           Ended
                                                         6/30/03        12/31/02
*Share information

    Shares sold

      Blue Chip Growth shares                            28,342          43,856

      Blue Chip Growth-Advisor Class shares               4,341          10,496

      Blue Chip Growth-R Class shares                        13               5

    Distributions reinvested

      Blue Chip Growth-Advisor Class shares                   -              11

    Shares redeemed

      Blue Chip Growth shares                           (17,434)        (55,121)

      Blue Chip Growth-Advisor Class shares              (4,988)         (2,158)

      Blue Chip Growth-R Class shares                        (1)               -

    Increase  (decrease) in shares outstanding           10,273          (2,911)
                                                         ------          ------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Blue Chip Growth Fund
--------------------------------------------------------------------------------
Certified  Financials (Unaudited)                                  June 30, 2003

NOTES TO FINANCIAL  STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Blue Chip Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth. Income is a secondary objective. The fund has three classes of shares: Blue Chip Growth (Blue Chip Growth class), offered since June 30, 1993, Blue Chip Growth--Advisor Class (Advisor Class), offered since March 31, 2000, and Blue Chip Growth--R Class (R Class), offered since September 30, 2002). Advisor Class shares are offered only through brokers and other financial intermediaries, and R Class shares are only available to small retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution and certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation
     Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Class Accounting
     The Advisor Class and R Class each pay distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class's average net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

     Expenses Paid Indirectly
     Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $274,000 and $1,000, respectively, for the six months ended June 30, 2003.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Securities Lending
     The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2003, there were no securities on loan.

     Purchases and sales of portfolio securities, other than short-term securities, aggregated $1,155,270,000 and $921,670,000, respectively, for the six months ended June 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

     For tax purposes, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year; consequently, $62,477,000 of realized losses recognized for financial reporting purposes in the year ended December 31, 2002 were recognized for tax purposes on January 1, 2003. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2002, the fund had $918,169,000 of unused capital loss carryforwards, of which $485,133,000 expire in 2009, and $433,036,000 expire in 2010.

     At June 30, 2003, the cost of investments for federal income tax purposes was $5,223,813,000. Net unrealized gain aggregated $778,800,000 at period-end, of which $1,076,861,000 related to appreciated investments and $298,061,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At June 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $3,063,000.

     Through December 31, 2003 for the Advisor Class and through April 30, 2004 for the R Class, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses that would cause the class's ratio of total expenses to average net assets (expense ratio) to exceed 1.05% and 1.35%, respectively.

     Thereafter, through December 31, 2005 for the Advisor Class and through April 30, 2006 for the R Class, each class is required to reimburse the manager for these expenses, provided that its average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed 1.05% and 1.35%, respectively. This agreement had no impact on the fund's total expenses during the six months ended June 30, 2003.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Blue Chip Growth class and R Class. Expenses incurred pursuant to these service agreements totaled $6,254,000 for the six months ended June 30, 2003, of which $1,267,000 was payable at period-end.


     Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended June 30, 2003, the Blue Chip Growth class was charged $213,000 for shareholder servicing costs related to the college savings plans, of which $170,000 was for services provided by Price and $46,000 was payable at period-end. At June 30, 2003, approximately 1.9% of the outstanding shares of the Blue Chip Growth class were held by college savings plans.

     The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to special servicing agreements, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under these agreements are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended June 30, 2003, the Blue Chip Growth class was allocated $236,000 of Spectrum Funds' expenses, of which $171,000 related to services provided by Price and $150,000 was payable at period-end. At June 30, 2003, approximately 4.0% of the outstanding shares of the Blue Chip Growth class were held by the Spectrum Funds.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $119,000.

NOTE 5 - INTERFUND BORROWING

     Pursuant to the fund's prospectus, the fund may borrow up to 33 1/3% of its total assets. The fund is party to an interfund borrowing agreement between the fund and other T. Rowe Price-sponsored mutual funds, which permits it to borrow or lend cash at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. During the six months ended June 30, 2003, the fund had outstanding borrowings on 6 days, in the average amount of $11,200,000, and at an average annual rate of 1.55%. There were no borrowings outstanding at June 30, 2003.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                      SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Blue Chip Growth Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 22, 2003